COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS
Schedule of total future minimum lease payments

The leases have varying terms and the total future minimum lease payments of the Company under non-cancellable operating leases are payable as follows:

	As of December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Within one year	5,792	13,902	13,902
After one year and within five years	—	5,792	19,694
	5,792	19,694	33,596

Schedule of capital expenditures contracted for at the balance sheet date but not recognized

Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	As of December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	30,000,000	—	—
Contracted but not provided for in the financial statements – acquisition of property, plant and equipment	—	—	—

Schedule of other commitments

The Company had the following other commitments:

	Year ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Advertising expenditure contracted but not provided for in the financial statements	—	—	1,670